Defined Benefit Obligation - Additional Information (Detail) - Subsidiaries [member] - Philippines, Pesos	12 Months Ended
Dec. 31, 2022
Credit service period completion for early retirement
Normal retirement age	60 years
Early retirement age	50 years
Top of range [member]
Credit service period completion for early retirement
Normal credited service period	5 years
Credit service period completion for early retirement	10 years